UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/00

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harold I. Pratt
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:


Harold I. Pratt          Boston, Massachusetts    8/9/2000
[Signature]              [City, State]            [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
      reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-3162                 James R. Nichols
      28-271                  Bank of New York
      28-380                  United States Trust Company


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $35,160
                                            (thousands)


List of other Included Managers:  NONE

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
                                        Form 13F INFORMATION TABLE

                                          VALUE     SHS/ SH    INVSTMNT   OTHER  VOTING AUTH
NAME OF ISSUER        CLASS   CUSIP       X$1000)   PRN AMT   DISCRETION   MGRS  SOLE SHARED NONE

Abbott Laboratories    COM    002824100   641701   14400 SH     Other      N/A        14400
Agilent Technologies   COM    00846U101   167417    2270 SH     Other      N/A         2270
American Int'l Group   COM    026874107  1554542   13145 SH     Other      N/A        13145
ATT Corp               COM    001957109   313032    9855 SH     Other      N/A         9855
Automatic Data Proc.   COM    053015103   779334   14550 SH     Other      N/A        14550
Bemis Co. Inc.         COM    081437105  6661785  198120 SH     Other      N/A       198120
Berkshire Hathaway B   COM    846702207  1022560     581 SH     Other      N/A          581
Cintas Corp.           COM    172908105    55949    1525 SH     Other      N/A         1525
Coca Cola              COM    191216100  2164362   37682 SH     Other      N/A        37682
Disney (Walt) Co.      COM    254687106   423837   10920 SH     Other      N/A        10920
Elec. Data Sys.        COM    285661104   434776   10540 SH     Other      N/A        10540
Exxon                  COM    302290101    60288     768 SH     Other      N/A          768
General Electric       COM    369604103  2752787   52359 SH     Other      N/A        52359
Gillette Co.           COM    375766102   393117   11252 SH     Other      N/A        11252
Hewlett Packard Co.    COM    428236103   746134    5975 SH     Other      N/A         5975
Intel Corp.            COM    458140100   570846    4270 SH     Other      N/A         4270
Interpublic Group      COM    460690100   129000    3000 SH     Other      N/A         3000
Johnson & Johnson      COM    478160104  3691952   36240 SH     Other      N/A        36240
Lucent Technologies    COM    549463107   424914    7207 SH     Other      N/A         7207
Marsh & McLennan       COM    571748102   396863    3800 SH     Other      N/A         3800
McDonalds              COM    580135101  1171396   35564 SH     Other      N/A        35564
Merck                  COM    589331107  4085268   53315 SH     Other      N/A        53315
Microsoft              COM    594918104   554800    6935 SH     Other      N/A         6935
Morgan, J.P.           COM    616880100   759865    6900 SH     Other      N/A         6900
Motorola Inc.          COM    620076109   229500    7650 SH     Other      N/A         7650
Pepsico                COM    713448108   302176    6800 SH     Other      N/A         6800
Procter & Gamble       COM    742718109  1140597   19923 SH     Other      N/A        19923
Raytheon CLB           COM    755111408   349967   18180 SH     Other      N/A        18180
State Street Boston    COM    857473102  1781853   16800 SH     Other      N/A        16800
Stryker                COM    863667101    21000     480 SH     Other      N/A          480
Sysco                  COM    871829107  1381280   32790 SH     Other      N/A        32790
United Dominion Rlty   COM    910197102     7700     700 SH     Other      N/A          700